CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 1,118,329	$ 559,397
Restricted cash	3,927	226
Investments	34,745	36,013
Accounts receivable, net	549,499	617,604
Inventories:
Raw materials	352,785	398,798
Finished goods	375,003	574,429
Total inventories	727,788	973,227
Refundable income taxes	29,327	33,126
Other current assets	38,474	42,520
TOTAL CURRENT ASSETS	2,502,089	2,262,113
DEFERRED INCOME TAXES	4,228	3,750
RESTRICTED INVESTMENTS	24,838	19,898
RIGHT OF USE ASSETS	103,774	107,517
OTHER ASSETS	87,438	101,262
GOODWILL	336,313	337,320
INDEFINITE-LIVED INTANGIBLE ASSETS	7,345	7,339
OTHER INTANGIBLE ASSETS, NET	175,195	143,892
PROPERTY, PLANT AND EQUIPMENT:
Property, plant and equipment	1,559,304	1,379,968
Less accumulated depreciation and amortization	(782,727)	(690,986)
PROPERTY, PLANT AND EQUIPMENT, NET	776,577	688,982
TOTAL ASSETS	4,017,797	3,672,073
CURRENT LIABILITIES:
Accounts payable	203,055	206,941
Accrued liabilities:
Compensation and benefits	232,331	296,120
Other	66,713	80,255
Current portion of lease liability	22,977	25,577
Current portion of long-term debt	42,900	2,942
TOTAL CURRENT LIABILITIES	567,976	611,835
LONG-TERM DEBT	233,534	275,154
LEASE LIABILITY	84,885	85,419
DEFERRED INCOME TAXES	45,248	51,265
OTHER LIABILITIES	35,934	44,697
TOTAL LIABILITIES	967,577	1,068,370
TEMPORARY EQUITY:
Redeemable noncontrolling interest	20,030	6,880
Controlling interest shareholders' equity:
Preferred stock, no par value; shares authorized 1,000,000; issued and outstanding, none
Common stock, $1 par value; shares authorized 160,000,000; issued and outstanding, 61,621,004 and 61,618,193	61,621	61,618
Additional paid-in capital	354,702	294,029
Retained earnings	2,582,332	2,217,410
Accumulated other comprehensive loss	1,106	(9,075)
Total controlling interest shareholders' equity	2,999,761	2,563,982
Noncontrolling interest	30,429	32,841
TOTAL SHAREHOLDERS' EQUITY	3,030,190	2,596,823
TOTAL LIABILITIES, TEMPORARY EQUITY AND SHAREHOLDERS' EQUITY	$ 4,017,797	$ 3,672,073